Portfolio of Investments
Columbia Large Cap Growth Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 15.1%
Entertainment 2.7%
Electronic Arts, Inc.(a)	473,805	45,674,802
Walt Disney Co. (The)	393,200	51,084,544
Total		96,759,346
Interactive Media & Services 10.6%
Alphabet, Inc., Class A(a)	85,319	107,399,557
Alphabet, Inc., Class C(a)	90,073	113,501,888
Facebook, Inc., Class A(a)	740,173	141,854,156
Match Group, Inc.	143,200	10,452,168
Total		373,207,769
Media 0.6%
DISH Network Corp., Class A(a)	601,148	20,667,468
Wireless Telecommunication Services 1.2%
T-Mobile U.S.A., Inc.(a)	513,100	42,412,846
Total Communication Services		533,047,429
Consumer Discretionary 14.3%
Internet & Direct Marketing Retail 8.9%
Alibaba Group Holding Ltd., ADR(a)	296,442	52,372,408
Amazon.com, Inc.(a)	112,205	199,350,135
Booking Holdings, Inc.(a)	29,194	59,811,792
Chewy, Inc., Class A(a)	58,822	1,451,139
Total		312,985,474
Multiline Retail 1.3%
Target Corp.	418,500	44,741,835
Specialty Retail 1.2%
Burlington Stores, Inc.(a)	137,400	26,404,158
Ulta Beauty, Inc.(a)	75,800	17,672,770
Total		44,076,928
Textiles, Apparel & Luxury Goods 2.9%
Canada Goose Holdings, Inc.(a)	322,024	13,470,264
Nike, Inc., Class B	669,300	59,935,815
VF Corp.	376,000	30,941,040
Total		104,347,119
Total Consumer Discretionary		506,151,356
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.6%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	187,500	55,708,125
Food Products 1.0%
Mondelez International, Inc., Class A	722,200	37,879,390
Total Consumer Staples		93,587,515
Financials 3.3%
Banks 1.1%
Citigroup, Inc.	538,900	38,725,354
Capital Markets 1.1%
BlackRock, Inc.	83,639	38,616,126
Insurance 1.1%
Allstate Corp. (The)	364,900	38,832,658
Total Financials		116,174,138
Health Care 15.1%
Biotechnology 3.3%
Alexion Pharmaceuticals, Inc.(a)	313,934	33,088,644
BioMarin Pharmaceutical, Inc.(a)	370,900	27,153,589
Exact Sciences Corp.(a)	188,300	16,382,100
Vertex Pharmaceuticals, Inc.(a)	199,465	38,991,418
Total		115,615,751
Health Care Equipment & Supplies 7.1%
Abbott Laboratories	755,200	63,142,272
Baxter International, Inc.	617,600	47,369,920
Danaher Corp.	331,743	45,720,820
Edwards Lifesciences Corp.(a)	228,767	54,533,478
Medtronic PLC	365,500	39,802,950
Total		250,569,440
Health Care Providers & Services 1.7%
Guardant Health, Inc.(a)	185,619	12,900,520
Humana, Inc.	158,000	46,483,600
Total		59,384,120
Life Sciences Tools & Services 0.7%
Bio-Techne Corp.	121,200	25,230,204
Columbia Large Cap Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.3%
Allergan PLC	108,200	19,055,102
Bristol-Myers Squibb Co.	1,082,100	62,080,077
Total		81,135,179
Total Health Care		531,934,694
Industrials 8.3%
Aerospace & Defense 2.9%
L3 Harris Technologies, Inc.	170,880	35,254,253
Northrop Grumman Corp.	118,200	41,663,136
Spirit AeroSystems Holdings, Inc., Class A	311,500	25,486,930
Total		102,404,319
Electrical Equipment 1.1%
AMETEK, Inc.	424,900	38,942,085
Industrial Conglomerates 1.6%
Honeywell International, Inc.	328,900	56,810,897
Machinery 1.3%
Ingersoll-Rand PLC	347,900	44,145,031
Road & Rail 1.4%
Norfolk Southern Corp.	274,600	49,977,200
Total Industrials		292,279,532
Information Technology 37.4%
Electronic Equipment, Instruments & Components 1.7%
Corning, Inc.	758,800	22,483,244
Zebra Technologies Corp., Class A(a)	154,101	36,656,005
Total		59,139,249
IT Services 8.6%
Fidelity National Information Services, Inc.	276,000	36,365,760
Fiserv, Inc.(a)	367,500	39,006,450
PayPal Holdings, Inc.(a)	696,537	72,509,502
Square, Inc., Class A(a)	302,100	18,558,003
Twilio, Inc., Class A(a)	93,346	9,013,490
Visa, Inc., Class A	720,826	128,926,938
Total		304,380,143
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.1%
Broadcom, Inc.	204,831	59,984,758
Lam Research Corp.	185,400	50,250,816
NVIDIA Corp.	338,760	68,097,535
NXP Semiconductors NV	482,800	54,884,704
Teradyne, Inc.	299,800	18,353,756
Total		251,571,569
Software 13.9%
Adobe, Inc.(a)	355,900	98,915,287
Microsoft Corp.	1,614,038	231,404,628
Palo Alto Networks, Inc.(a)	171,633	39,027,628
PTC, Inc.(a)	115,700	7,741,487
Salesforce.com, Inc.(a)	356,405	55,773,819
ServiceNow, Inc.(a)	101,567	25,113,456
VMware, Inc., Class A	202,700	32,081,329
Total		490,057,634
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	862,962	214,670,427
Total Information Technology		1,319,819,022
Materials 1.3%
Chemicals 1.3%
Albemarle Corp.	352,100	21,386,554
Eastman Chemical Co.	305,159	23,204,290
Total		44,590,844
Total Materials		44,590,844
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
American Tower Corp.	159,000	34,674,720
Equinix, Inc.	48,100	27,262,118
Total		61,936,838
Total Real Estate		61,936,838
Total Common Stocks (Cost $2,028,885,082)		3,499,521,368

2	Columbia Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2019 (Unaudited)
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(b),(c)	33,647,860	33,644,495
Total Money Market Funds (Cost $33,646,130)		33,644,495
Total Investments in Securities (Cost: $2,062,531,212)		3,533,165,863
Other Assets & Liabilities, Net		(1,587,919)
Net Assets		3,531,577,944
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	16,742,368	138,646,272	(121,740,780)	33,647,860	(336)	335	178,721	33,644,495
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Fund | Quarterly Report 2019	3